Prepaid Operating Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Prepaid operating leases pledged to secure bank facilities	¥ 0	¥ 0
Bottom of range [member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Land use rights terms	15 years
Top of range [member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Land use rights terms	50 years